Document and Entity Information	Jul. 24, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 24, 2026
Entity File Number	0-25023
Entity Registrant Name	FIRST CAPITAL, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-2056949
Entity Address State Or Province	IN
Entity Address, Address Line One	220 Federal Drive N.W.
Entity Address, City or Town	Corydon
Entity Address, Postal Zip Code	47112
City Area Code	812
Local Phone Number	738-2198
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FCAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001070296
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false